GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 273,986	$ 312,794	$ 220,950
Property and equipment, net	17,476	14,205	205
North America (mainly U.S.) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	213,471	253,960	173,424
Property and equipment, net	4,064	4,402
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	48,146	47,012	40,612
Property and equipment, net	1,183	695
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	12,369	11,822	$ 6,914
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 12,229	$ 9,108